Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of net income (loss) before income taxes
Sirius Group's net income (loss) before income taxes for the years ended December 31, 2019, 2018, and 2017 was generated in the following domestic and foreign jurisdictions:

(Millions)	2019	2018	2017
Domestic:
Bermuda	$(32.8)	$62.7	$(95.0)
Foreign:
U.S.	(5.4)	(10.1)	(22.4)
U.K.	(29.1)	(14.9)	(27.0)
Sweden	(22.4)	(74.2)	(26.1)
Luxembourg	56.0	60.3	43.4
Netherlands	—	(0.1)	18.2
Other	—	—	(1.0)
Total (loss) income before income taxes	$(33.7)	$23.7	$(109.9)

Schedule of total income tax (expense) benefit
The total income tax (expense) benefit for the years ended December 31, 2019, 2018, and 2017 consisted of the following:

(Millions)	2019	2018	2017
Current tax (expense):
U.S. Federal	$(1.6)	$(7.0)	$(0.9)
State	(2.0)	(2.2)	(2.0)
Non-U.S.	(1.5)	(19.8)	(3.6)
Total current tax benefit (expense)	(5.1)	(29.0)	(6.5)
Deferred tax (expense):
U.S. Federal	(8.8)	14.3	(8.7)
State	0.9	0.2	(2.0)
Non-U.S.	1.1	(25.9)	(9.2)
Total deferred tax (expense)	(6.8)	(11.4)	(19.9)
Total income tax (expense)	$(11.9)	$(40.4)	$(26.4)

Schedule of effective rate reconciliation
A reconciliation of taxes calculated using the 21.4% Swedish statutory rate (the rate at which the majority of Sirius Group's worldwide operations are taxed) to the income tax (expense) benefit on pre-tax income follows:

(Millions)	2019	2018	2017
Tax benefit (expense) at the statutory rate	$7.2	$(5.2)	$24.2
Differences in taxes resulting from:
Change in valuation allowance	(20.7)	2.3	1.4
Non-Sweden earnings	(19.6)	2.3	(18.4)
Tax reserve adjustments	13.9	(42.0)	(0.7)
Foreign tax credits	12.2	10.8	2.2
Results from internal restructuring	7.4	(9.1)	—
Tax rate change enacted in Luxembourg	(5.8)	—	0.4
State taxes expense	(1.7)	(2.9)	(0.7)
Withholding taxes	(1.7)	(1.9)	(0.8)
Tax rate change—other	(1.6)	0.1	(29.7)
Tax on Safety Reserve	(0.6)	(15.3)	—
Tax rate change enacted in Sweden	(0.2)	15.4	—
Section 197 Intangible as result of internal restructuring	—	6.9	—
Other, net	(0.7)	(1.8)	(4.3)
Total income tax (expense) on pre-tax earnings	$(11.9)	$(40.4)	$(26.4)

Schedule of deferred tax assets and liabilities
An outline of the significant components of Sirius Group's deferred tax assets and liabilities follows:

(Millions)	2019	2018
Deferred income tax assets related to:
Non-U.S. net operating loss carry forwards	$211.1	$249.8
Tax credit carry forwards	41.6	28.7
U.S. federal net operating loss and capital carry forwards	40.2	33.8
Loss reserve discount	6.6	7.3
Unearned premiums	4.3	3.1
Investment basis differences	3.6	—
Foreign currency translation on investments and other assets	3.4	0.8
Incentive compensation and benefit accruals	2.8	1.9
Deferred Interest	2.6	2.1
Allowance for doubtful accounts	1.5	1.4
Other items	3.9	2.7
Total gross deferred income tax assets	321.6	331.6
Valuation allowance	(79.8)	(64.3)
Total adjusted deferred tax asset	241.8	267.3
Deferred income tax liabilities related to:
Safety reserve (See Note 18)	239.4	261.1
Intangible assets	25.7	28.7
Deferred acquisition costs	4.6	3.1
Net unrealized investment gains	3.7	0.3
Purchase Accounting	3.6	3.0
Investment basis differences	—	2.4
Other items	4.0	3.6
Total deferred income tax liabilities	281.0	302.2
Net deferred tax (liability) asset	$(39.2)	$(34.9)

Schedule of net operating loss and capital loss carryforwards
Net operating loss and capital loss carryforwards as of December 31, 2019, the expiration dates, and the deferred tax assets thereon are as follows:

(Millions)	2019
	United States	Luxembourg	Sweden	U.K.	Total
2019-2023	$1.5	$—	$—	$—	$1.5
2024-2038	171.4	0.1	—	—	171.5
No expiration date	21.5	764.9	230.1	97.0	1,113.5
Total	194.4	765.0	230.1	97.0	1,286.5
Gross deferred tax asset	40.2	190.8	3.8	16.5	251.3
Valuation allowance	—	(50.2)	—	(16.5)	(66.7)
Net deferred tax asset	$40.2	$140.6	$3.8	$—	$184.6

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(Millions)	Permanent differences(1)	Temporary differences(2)	Interest and penalties(3)	Total
Balance at January 1, 2017	$24.2	$4.1	$0.2	$28.5
Changes in prior year tax positions	0.2	(0.1)	0.1	0.2
Tax positions taken during the current year	3.8	(2.2)	—	1.6
Lapse in statute of limitations	(0.5)	—	—	(0.5)
Settlements with tax authorities	(0.3)	—	(0.2)	(0.5)
Balance at December 31, 2017	$27.4	$1.8	$0.1	$29.3
Changes in prior year tax positions	1.4	—	0.1	1.5
Tax positions taken during the current year	36.2	(1.7)	—	34.5
Lapse in statute of limitations	—	—	—	—
Settlements with tax authorities	(0.1)	—	—	(0.1)
Balance at December 31, 2018	$64.9	$0.1	$0.2	$65.2
Changes in prior year tax positions	(17.1)	—	—	(17.1)
Tax positions taken during the current year	(0.5)	—	—	(0.5)
Lapse in statute of limitations	(0.1)	—	—	(0.1)
Settlements with tax authorities	—	—	—	—
Balance at December 31, 2019	$47.2	$0.1	$0.2	$47.5
(1)Represents the amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate.
(2)Represents the amount of unrecognized tax benefits that, if recognized, would create a temporary difference between the reported amount of an item in the Consolidated Balance Sheets and its tax basis.
(3)Net of tax benefit.